Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information Line Items
Entity Registrant Name	INPIXON
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Company has filed with the Securities and Exchange Commission (the “Commission”) a proxy statement/prospectus on Form S-4 (Registration No. 333-273964), filed on August 14, 2023 and amended by pre-effective Amendment No. 1 thereto on October 6, 2023 and by pre-effective Amendment No. 2 thereto on November 11, 2023 (the “Registration Statement”), which was declared effective by the Commission as of November 13, 2023, for the purpose of registering under the Securities Act of 1933, as amended (the “Securities Act”), shares of the Company’s common stock, par value $0.0001 per share (the “Consideration Shares”), to be issued to equity holders of XTI Aircraft Company (“XTI”) pursuant to the terms of the Agreement and Plan of Merger, dated as of July 24, 2023 (the “Merger Agreement”) by and among the Company, Superfly Merger Sub Inc. and XTI, all as further described in the Registration Statement. Pursuant to the requirements of the Merger Agreement and the rules of the Nasdaq Capital Market, the Company may not issue the Consideration Shares until the Company has received stockholder approval of such issuance. The Company has obtained such stockholder approval at its special meeting in lieu of a 2023 annual meeting of its stockholders held on December 8, 2023. In connection with this, the Company is filing as Exhibit 5.1 hereto an opinion of counsel with respect to the Consideration Shares. Such opinion is incorporated by reference into the Registration Statement.
Entity Central Index Key	0001529113
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV